Leases - Additional Information (Details) - ft² ft² in Thousands		3 Months Ended
	Oct. 01, 2019	Mar. 31, 2023	Jul. 01, 2012
Seattle [Member]
Area of Land			49,375
Lessee Operating Lease Expired Term	2024-10
Gangnamgu [Member]
Area of Land		21,218
Lessee Operating Sub Lease Expired Term		2023-09